ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS	ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS

	US Dollars
Figures in millions	2020	2019	2018

Environmental rehabilitation obligations

Provision for decommissioning
Balance at beginning of year	196	237	286
Charge to income statement	—	—	1
Change in estimates(1)	17	29	(47)
Unwinding of decommissioning obligation	2	10	12
Transfer to assets and liabilities held for sale	—	(81)	—
Utilised during the year	—	(1)	(1)
Translation	4	2	(14)
Balance at end of year	219	196	237

Provision for restoration
Balance at beginning of year	423	385	409
Charge to income statement	2	(1)	2
Change in estimates(1)	15	50	(28)
Unwinding of restoration obligation	4	9	12
Transfer to assets and liabilities held for sale	—	(15)	—
Utilised during the year	(11)	(5)	(3)
Translation	7	—	(7)
Balance at end of year	440	423	385

Other provisions(2)
Balance at beginning of year	78	205	247
Charge to income statement	12	39	24
Change in estimates	5	27	18
Transfer to assets and liabilities held for sale	—	(115)	—
Transfer from (to) short term provisions included in trade and other payables	2	(73)	(26)
Unwinding of other provisions	4	6	7
Utilised during the year	(22)	(16)	(35)
Translation	(7)	5	(30)
Balance at end of year	72	78	205

Total environmental rehabilitation and other provisions	731	697	827

(1)The change in estimates is attributable to changes in discount rates due to changes in global economic assumptions and changes in mine plans resulting in a change in cash flows and changes in design of tailings storage facilities and in methodology following requests from the environmental regulatory authorities. These provisions are expected to unwind beyond the end of the life of mine.

(2)Other provisions include the long-term provision for the silicosis class action litigation of $49m (2019: $54m; 2018: $47m), the short-term portion of $12m (2019; $11m; 2018: $16m) has been included in trade and other payables. The balance of other provisions comprises claims filed by former employees in respect of loss of employment, work-related accident injuries and diseases, governmental fiscal claims relating to levies, surcharges and environmental legal disputes and shareholder claim related to stamp duties.  These liabilities are expected to be settled over the next two-to five-year period.